PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund Expense Example - PIMCO Commodity and Bond Strategy Active Exchange-Traded Fund - PIMCO Commodity Strategy Active Exchange-Traded Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	$ 1,161